Leases - Schedule of Balance Sheet Information Related to Operating Lease (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Balance Sheet Information Related to Operating Lease [Abstract]
Right-of-use assets	$ 123,489	$ 71,482
Operating lease liabilities – current	49,596	13,145
Operating lease liabilities – non-current	44,785	57,841
Total operating lease liabilities	$ 94,381	$ 70,986